UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4757

Smith Barney Sector Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: July 31, 2005

SMITH BARNEY SECTOR SERIES INC.

SMITH BARNEY FINANCIAL SERVICES FUND

FORM N-Q
JULY 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY FINANCIAL SERVICES FUND

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 99.8%
Capital Markets — 15.0%
101,854	Bank of New York Co. Inc.	$3,135,066
6,216	Bear Stearns Cos. Inc.	634,716
24,876	Goldman Sachs Group Inc.	2,673,673
44,322	Morgan Stanley	2,351,282

	Total Capital Markets	8,794,737

Commercial Banks — 26.6%
130,521	Bank of America Corp.	5,690,716
54,231	Comerica Inc.	3,313,514
56,000	PNC Financial Services Group Inc.	3,069,920
25,360	UnionBanCal Corp.	1,809,182
28,093	Wells Fargo & Co.	1,723,225

	Total Commercial Banks	15,606,557

Consumer Finance — 4.0%
93,777	MBNA Corp.	2,359,429

Diversified Financial Services — 11.9%
49,401	Alliance Capital Management Holding LP	2,249,227
45,886	CIT Group Inc.	2,025,408
77,519	JPMorgan Chase & Co.	2,724,018

	Total Diversified Financial Services	6,998,653

Insurance — 24.2%
113,868	Aon Corp.	2,896,802
9,160	Chubb Corp.	813,591
43,148	Cincinnati Financial Corp.	1,778,560
26,938	Hartford Financial Services Group Inc.	2,170,395
27,051	MBIA Inc.	1,643,078
32,082	MetLife Inc.	1,576,509
83,796	Nationwide Financial Services Inc., Class A Shares	3,316,646

	Total Insurance	14,195,581

Real Estate — 3.7%
12,600	Archstone-Smith Trust	535,500
12,700	Equity Office Properties Trust	450,215
16,400	Health Care Property Investors Inc.	456,904
9,300	Simon Property Group Inc.	741,582

	Total Real Estate	2,184,201

Thrifts & Mortgage Finance — 14.4%
44,613	Fannie Mae	2,492,082
43,691	Freddie Mac	2,764,767
77,812	PMI Group Inc.	3,186,401

	Total Thrifts & Mortgage Finance	8,443,250

	TOTAL INVESTMENTS — 99.8% (Cost — $53,117,769#)	58,582,408
	Other Assets in Excess of Liabilities — 0.2%	122,286

	TOTAL NET ASSETS — 100.0%	$58,704,694

# Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments

Notes to Schedule of Investments (unaudited)

1.   Significant Accounting Policies

The Smith Barney Financial Services Fund (the “Fund”), a separate non-diversified investment fund of the Smith Barney Sector Series Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)   Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b)   Concentration Risk. The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

(c)   Security Transactions. Security transactions are accounted for on a trade date basis.

2.   Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,620,227
Gross unrealized depreciation	(1,155,588)

Net unrealized appreciation	$5,464,639

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Sector Series Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2005

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	September 29, 2005